Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 275,121,152.07
Total Fee Amount	37,994.22
Total Offset Amount	0.00
Net Fee	$ 37,994.22
Offering Table N/A
Offset Table N/A	N/A